Investments in Associates and Joint Ventures - Carrying Value of Investments in Associates (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 03, 2018	Nov. 08, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	₱ 20,498			₱ 12,041
Carrying value of investments in joint ventures	34,929			34,089
Total carrying value of investments in associates and joint ventures	55,427			46,130	₱ 56,858
VTI, Bow Arken and Brightshare [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures	32,541			32,550
Philippines Internet Holding S.a.r.l. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures				1,539
Multisys [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures	2,388	₱ 550	₱ 2,150
Voyager Innovations Holdings, Pte. Ltd. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	10,487
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	9,262			10,835
Total carrying value of investments in associates and joint ventures	10,022			8,696
Digitel Crossing, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	591			510
Appcard, Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	122			234
Asia Outsourcing Beta Limited [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	₱ 36			78
Phunware, Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates				₱ 384